Retirement Plans (Pension Allocations By Type Of Fund And Target Allocations) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Other, minimum	9.00%
Other, maximum	18.00%
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity accounts	43.00%	49.00%
Fixed income accounts	34.00%	31.00%
Real estate accounts	11.00%	8.00%
Other	12.00%	12.00%
Total	100.00%	100.00%
Equity accounts, minimum	40.00%
Equity accounts, maximum	51.00%
Fixed income accounts, minimum	30.00%
Fixed income accounts, maximum	40.00%
Real estate accounts, minimum	7.00%
Real estate accounts, maximum	13.00%